Offerings - Offering: 1	Aug. 04, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, $0.001 par value per share
Amount Registered | shares	3,900,000
Proposed Maximum Offering Price per Unit	58.49
Maximum Aggregate Offering Price	$ 228,111,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 31,502.13
Offering Note	(1) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of Class A common stock of Workiva Inc. (the "Registrant" or the "Company") that become issuable under the Registrant's 2014 Equity Incentive Plan (the "2014 Plan") by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the Registrant's receipt of consideration that increases the number of the outstanding shares of the Registrant's Class A common stock. (2) Estimated in accordance with Rule 457(h) solely for the purpose of calculating the registration fee on the basis of $58.49 per share, the average of the high and low prices of the Registrant's Class A common stock as reported on the New York Stock Exchange on July 31, 2026.